Non-controlling interest (Group's Interest In Subsidiary) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning balance	$ 634,627,210
Net income	156,997,595	102,297,870	51,140,211
Ending balance	781,538,498	634,627,210
Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning balance	1,204,118	398,072
Net income	1,202,787	766,197
Transactions with owners acting in their capacity as owners
Other comprehensive income	10,361	39,849
Distribution to non-controlling interest shareholders	(2,417,266)
Ending balance		1,204,118
Gain from liquidation of subsidiary	$ 2,033,766